Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS	December 31, 2021 (Unaudited)

		Principal Amount	Value
FOREIGN BONDS – 95.8%
AUSTRALIA – 4.3%
Australia Government Bond, Series 163, 1.00%, 11/21/2031	AUD	3,000,000	$2,052,240
CHINA – 10.4%
China Government Bond, Series INBK, 3.72%, 4/12/2051	CNY	30,000,000	4,996,715
HONG KONG – 4.6%
Hong Kong Government Bond, 2.24%, 8/27/2029	HKD	16,000,000	2,193,451
INDONESIA – 13.3%
Indonesia Treasury Bond, Series FR87, 6.50%, 2/15/2031	IDR	80,000,000,000	5,672,549
Indonesia Treasury Bond, Series FR91, 6.38%, 4/15/2032	IDR	10,000,000,000	707,595
			6,380,144
JAPAN – 3.1%
Japan Government Ten Year Bond, Series 363, 0.10%, 6/20/2031	JPY	170,000,000	1,483,243
MALAYSIA – 11.6%
Malaysia Government Bond, Series 0220, 2.63%, 4/15/2031	MYR	25,000,000	5,548,178
NEW ZEALAND – 4.1%
New Zealand Government Bond, Series 0532, 2.00%, 5/15/2032	NZD	3,000,000	1,982,319
PHILIPPINES – 4.0%
Philippine Government Bond, Series 7-64, 3.63%, 4/22/2028	PHP	100,000,000	1,893,829
RUSSIA – 11.8%
Russian Federal Bond - OFZ, Series 6228, 7.65%, 4/10/2030	RUB	440,000,000	5,664,381
SINGAPORE – 4.6%
Singapore Government Bond, 1.63%, 7/1/2031	SGD	3,000,000	2,220,402
SUPRANATIONAL – 19.3%
Asian Development Bank, 3.20%, 3/11/2026	CNY	10,000,000	1,610,686
		Principal Amount	Value
FOREIGN BONDS (Continued)
SUPRANATIONAL (Continued)
Asian Development Bank, Series EMTN, 2.72%, 1/16/2023	CNY	4,000,000	$627,093
Asian Infrastructure Investment Bank (The), Series GMTN, 2.50%, 3/24/2025	CNY	15,000,000	2,332,957
European Bank for Reconstruction & Development, Series GMTN, 2.20%, 12/6/2023	CNY	8,000,000	1,252,854
European Investment Bank, Series EMTN, 2.70%, 4/22/2024	CNY	5,000,000	784,838
International Bank for Reconstruction & Development, Series GDIF, 2.00%, 2/18/2026	CNY	7,000,000	1,064,545
New Development Bank (The), Series A, 3.00%, 2/26/2022	CNY	10,000,000	1,570,018
			9,242,991
THAILAND – 4.7%
Thailand Government Bond, 2.00%, 12/17/2031	THB	75,000,000	2,268,713
TOTAL FOREIGN BONDS
(Cost $46,872,580)			45,926,606

	Number of Shares
SHORT-TERM INVESTMENTS – 3.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	1,526,744	1,526,744
TOTAL SHORT TERM INVESTMENTS
(Cost $1,526,744)		1,526,744
TOTAL INVESTMENTS – 99.0%
(Cost $48,399,324)		47,453,350
Other Assets in Excess of Liabilities – 1.0%		488,635
TOTAL NET ASSETS – 100.0%		$47,941,985

(a)	The rate is the annualized seven-day yield at period end.

Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2021 (Unaudited)

Currency Abbreviations
AUD	:	Australian Dollar
CNY	:	Chinese Yuan
HKD	:	Hong Kong Dollar
IDR	:	Indonesian Rupiah
JPY	:	Japanese Yen
MYR	:	Malaysian Ringgit
NZD	:	New Zealand Dollar
PHP	:	Philippine peso
RUB	:	Russian Ruble
SGD	:	Singapore Dollar
THB	:	Thai Baht